January 28, 2011

                          TOUCHSTONE FUNDS GROUP TRUST

                         TOUCHSTONE SMALL CAP VALUE FUND

                 SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2011

The Class A shares, Class C shares, Class Y shares and Institutional shares of the Touchstone Small Cap Value Fund will be available for purchase on March 1, 2011.





              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.TouchstoneInvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.